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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number: 811-3181



Federated Short-Intermediate Duration Municipal Trust (formerly, Federated Short-Term Municipal Trust)
(Exact name of registrant as specified in charter)


5800 Corporate Drive
Pittsburgh, PA  15237-7000
(Address of principal executive offices)(Zip code)


John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)


 Registrant's telephone number, including area code: 412-288-1900

 Date of reporting period:                           7/1/2007 - 6/30/2008



ITEM 1.  PROXY VOTING RECORD.

FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST (FORMERLY, FEDERATED SHORT-TERM MUNICIPAL TRUST)

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.




                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)          Federated Short-Intermediate Duration Municipal Trust (formerly, Federated Short-Term
                      Municipal Trust)

By                    /s/John B. Fisher
(Signature and Title) John B. Fisher
                      President - Principal Executive Officer

Date:                 August 22, 2008










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